INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of components of tax

USD million	2023	2022	2021
Current taxes	140.8	65.5	28.5

Deferred taxes of deferred tax assets	(26.0)	(3.4)	15.0
Deferred taxes of deferred tax liabilities	(10.6)	(13.8)	(8.8)
Total deferred taxes	(36.6)	(17.2)	6.2
Total	104.2	48.3	34.7
Thereof for prior periods’ current taxes	0.1	(5.4)	(1.4)

Schedule of temporary of deferred tax assets and deferred tax liabilities

USD million	2023	2022	2021
Loss from continuing operations before income tax expense	(104.6)	(182.6)	(89.8)
Effective tax rate	(100)%	(26)%	(39)%
Income tax using the effective tax rate	104.2	48.3	34.7

Taxes at local rates applicable to earnings in countries concerned	53.0	(4.3)	(9.5)
Permanent differences	0.4	0.0	1.1
Deferred taxes on temporary differences which were not recognized	17.0	41.9	29.5
Deferred taxes on net operating losses which were not recognized	17.8	5.4	1.7
Changes in tax rates	0.2	(0.4)	0.2
Changes in uncertain tax positions	10.3	0.6	1.4
Taxes for prior periods	(1.9)	(1.2)	3.1
Tax credits/withholding tax	7.3	6.1	3.9
Other US taxes (BEAT & GILTI)	0.1	1.7	3.6
Other	0.0	(1.5)	(0.3)
Taxes recognized in the statement of loss	104.2	48.3	34.7

	December 31,	December 31,
USD million	2023	2022
Deferred tax assets:
Provisions	65.6	39.8
Carryforward of unused tax losses	21.8	19.8
Employee benefits	2.0	4.2
Impairment	3.0	3.0
Fair value adjustments	7.9	5.0
Tax credits	0.6	2.5
Unrecognized profit on internal sales of inventory	14.0	11.0
Other temporary differences	16.7	15.1
Total	131.6	100.4

Deferred tax liabilities:
Depreciation differences	(21.1)	(20.9)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Trademarks	(511.2)	(505.9)
Other intangible assets	(60.8)	(68.3)
Property, plant and equipment	(16.8)	(17.7)
	(588.8)	(591.9)
Other temporary differences*	(35.0)	(34.2)
Total	(644.9)	(647.0)

Net deferred tax liabilities	(513.3)	(546.6)
*	Consists mainly of deferred tax liability of customer and marketing related intangibles

Schedule of deferred tax assets and liabilities

Deferred tax assets	161.7	108.7
Deferred tax liabilities	675.0	655.3
	(513.3)	(546.6)

Schedule of rollforward of deferred tax assets (liabilities)

		Charge in
		consolidated
	January 1,	statement	Translation	Charged		December 31,
USD million	2023	of loss	differences	to OCI	Other	2023
Provisions	39.8	23.6	4.9	—	(2.7)	65.6
Carryforward of unused tax losses	19.8	0.4	1.6	—	—	21.8
Employee benefits	4.2	(1.4)	0.0	(0.8)	—	2.0
Impairment	3.0	0.0	—	—	—	3.0
Fair value adjustments	5.0	0.0	1.0	1.9	—	7.9
Tax credits	2.5	(2.0)	0.1	—	—	0.6
Unrecognized profit on internal sales of inventory	11.0	2.5	0.5	—	—	14.0
Depreciation differences	(20.9)	(0.1)	(0.1)	—	—	(21.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(591.9)	10.6	(7.5)	—	—	(588.8)
Other temporary differences	(19.1)	3.0	(6.5)	—	4.3	(18.3)
Total	(546.6)	36.6	(6.0)	1.1	1.6	(513.3)

		Charge in
		consolidated
	January 1,	statement	Translation	Charged to	December 31,
USD million	2022	of loss	differences	OCI	2022
Provisions	32.7	8.5	(1.4)	—	39.8
Carryforward of unused tax losses	24.5	(3.9)	(0.8)	—	19.8
Employee benefits	8.0	(1.2)	0.1	(2.7)	4.2
Impairment	3.0	0.1	(0.1)	—	3.0
Fair value adjustments	2.3	0.0	0.4	2.3	5.0
Tax credits	12.3	(9.4)	(0.4)	—	2.5
Unrecognized profit on internal sales of inventory	5.9	5.4	(0.3)	—	11.0
Depreciation differences	(19.8)	(1.0)	(0.1)	—	(20.9)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(616.5)	10.6	14.0	—	(591.9)
Other temporary differences	(29.1)	8.1	1.9	—	(19.1)
Total	(576.7)	17.2	13.3	(0.4)	(546.6)

					Amount of deferred
					tax assets relating to
			Amount of losses		losses
Jurisdiction	Expiry	USD million	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022
Canada	2043		40.1	—	10.7	—
France	indefinite		47.4	51.6	11.8	12.9
the United States	indefinite		—	—	1.0	—
Sweden	indefinite		—	22.4	—	4.6
Other			—	—	(1.7)	2.9
Total					21.8	20.4

	December 31,	December 31,
USD million	2023	2022
Unused tax losses carried forward, for which no deferred tax assets were recognized	148.5	57.6
Other temporary differences, for which no deferred tax assets were recognized	767.4	668.1
Unrecognized net deferred tax assets	196.3	155.1